Fair Value Measurements (Additional Information) (Details) - USD ($) $ in Thousands				12 Months Ended
	Dec. 31, 2022	Nov. 10, 2022	Jun. 02, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2022
Subsidiary, Sale of Stock [Line Items]
(Gain) loss on derivative liability				$ (8,310)	$ 300	$ (800)
Liabilities, Fair Value Adjustment			$ 30,400
Risk Adjusted Net Sales Forecast							6.10%
Debt Securities, Available-for-Sale, Weighted Average Yield							21.50%
Common stock upon conversation of cash				$ 3,000
Discount rate of FDA	10.00%			10.00%
Development Milestone Payment	$ 200
Derivative warrant liability private warrants	$ 1,200
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Derivative warrant liability private warrants		$ 2,500